SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Compensation	$ 573	$ 621	$ 1,094
Professional fees	41	98	83
Stock Subscription Payable	0	351	0
Interest	232	261	1,517
Vacation	42	39	34
Preferred dividends	299	349	202
Other accrued expenses	41	49	65
Total	$ 1,228	$ 1,768	$ 2,995